Subsequent Event - Additional Information (Detail) - USD ($)	1 Months Ended
	Jul. 31, 2016	Jul. 21, 2016	May 31, 2016	Mar. 29, 2016	Jan. 31, 2016	Jan. 21, 2016	Aug. 15, 2016	Jul. 01, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2014
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1.79						$ 30.40
Preferred Stock, Par or Stated Value Per Share									$ 0.001	$ 0.001	$ 0.001
Convertible Preferred Stock, Terms of Conversion						(a) the conversion price then in effect or (b) 65% of the volume weighted average price of the Company’s common stock for ten consecutive days prior to the applicable conversion date.
Preferred Stock, Redemption Terms			(i) on or prior to August 11, 2016, in an amount equal to 120% of the aggregate stated value then outstanding, and (ii) after August 11, 2016, in an amount equal to 135% of the aggregate stated value then outstanding.			(i) on or prior to March 26, 2016, in an amount equal to 126% of the aggregate stated value then outstanding, (ii) after March 26, 2016 and on or prior to July 26, 2016, in an amount equal to 144% of the aggregate stated value then outstanding and (iii) after July 26, 2016, in an amount equal to 150% of the aggregate stated value then outstanding.
Percentage of Investors Subscription Amount						85.00%
Conversion of Stock, Description						the conversion of the Series C Preferred Stock in excess of 19.99% of the outstanding Common Stock and the removal of the Adjustment Floor within 120 days of the execution of the Purchase Agreement (the “Shareholder Approval”). The Company obtained Shareholder Approval on June 28, 2016. Additionally, until the Series C Preferred Stock is no longer outstanding, the Series C Investors may participate in future offerings for up to 50% of the amount of such offerings.
Commission Of Placement Agent, Percentage						10.00%
Commission Of Placement Agent, Value						$ 250,000
Cash Reserve Deposit Required and Made									$ 1,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Conversion Price Per Share						$ 1.50
Series C Preferred Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues						2,500
Conversion Price Per Share						$ 1.50
Preferred Stock, Par or Stated Value Per Share						$ 1,000
Stock Issued During Period, Value, New Issues						$ 2,500,000
Conversion of Stock, Shares Converted						1,666,668
Subsequent Event
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1.79		$ 2.005
Convertible Preferred Stock, Terms of Conversion					(a) the conversion price then in effect or (b) 65% of the volume weighted average price of the Companys common stock for ten consecutive days prior to the applicable conversion date.
Preferred Stock, Redemption Terms					(i) on or prior to March 26, 2016, in an amount equal to 126% of the aggregate stated value then outstanding, (ii) after March 26, 2016 and on or prior to July 26, 2016, in an amount equal to 144% of the aggregate stated value then outstanding and (iii) after July 26, 2016, in an amount equal to 150% of the aggregate stated value then outstanding.
Percentage of Investors Subscription Amount					85.00%
Warrants Exercisable Term					5 years
Conversion of Stock, Description					Until the Company obtains the Shareholder Approval, the conversion of the Series C Preferred Stock is limited to 19.99% of the currently outstanding common stock. Additionally, until the Series C Preferred Stock is no longer outstanding, the Investors may participate in future offerings for up to 50% of the amount of such offerings.
Commission Of Placement Agent, Percentage					10.00%
Commission Of Placement Agent, Value					$ 250,000
Cash Reserve Deposit Required and Made				$ 1,000,000				$ 1,000,000
Subsequent Event | Series E Warrants [Member]
Subsequent Event [Line Items]
Conversion Price Per Share		$ 2.005
Percentage of Investors Subscription Amount		85.00%
Warrant Expiration Term	5 years
Subsequent Event | Common Stock [Member]
Subsequent Event [Line Items]
Conversion Price Per Share					$ 1.50
Subsequent Event | Third Amendment [Member]
Subsequent Event [Line Items]
Revenue Recognition of Participants Under Proportionate Share Agreement Description				100% of net revenues, as defined to allow for certain transaction and related expenses (Net Revenues), will be applied to the Fortress Notes until paid in full. Thereafter, 75% of Net Revenues will be applied to the Revenue Stream until $5,000,000 has been paid, then 50% of Net Revenues will be applied to the Revenue Stream until an additional $6,284,538 has been paid.
Subsequent Event | Investor [Member]
Subsequent Event [Line Items]
Legal Fees					$ 25,000
Subsequent Event | Maximum [Member]
Subsequent Event [Line Items]
Cash Reserve Deposit Required and Made				$ 1,000,000				1,000,000
Subsequent Event | Minimum [Member]
Subsequent Event [Line Items]
Cash Reserve Deposit Required and Made				$ 200,000				$ 200,000
Subsequent Event | Series C Preferred Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					2,500
Conversion Price Per Share					$ 1.50
Preferred Stock, Par or Stated Value Per Share					$ 1,000
Stock Issued During Period, Value, New Issues					$ 2,500,000
Conversion of Stock, Shares Converted					1,666,668
Subsequent Event | Series C Preferred Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Preferred Stock Redemption Price Percentage		180.00%
Subsequent Event | Series C Preferred Stock [Member] | Minimum [Member]
Subsequent Event [Line Items]
Preferred Stock Redemption Price Percentage		162.00%
Subsequent Event | Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion Price Per Share		$ 2.005
Preferred Stock, Par or Stated Value Per Share		$ 1,000
Stock Issued During Period, Value, New Issues		$ 3,000,000
Conversion of Stock, Shares Converted		1,496,262
Convertible Preferred Stock, Terms of Conversion	(a) the conversion price then in effect or (b) 65% of the volume weighted average price of the Company’s common stock for ten consecutive days prior to the applicable conversion date.
Preferred Stock, Redemption Terms	The Series E Preferred Stock contains provisions providing for an adjustment in the conversion price upon the occurrence of certain events, including stock splits, stock dividends, and fundamental transactions. However, in no event may the conversion price be lower than $0.25 per share. The Company may redeem some or all of the Series E Preferred Stock for cash as follows: (i) on or prior to September 25, 2016, in an amount equal to 126% of the aggregate stated value then outstanding, (ii) after September 25, 2016 and on or prior to January 25, 2017, in an amount equal to 144% of the aggregate stated value then outstanding and (iii) after January 25, 2017, in an amount equal to 150% of the aggregate stated value then outstanding.
Conversion of Stock, Description		common stock for the issuance of the number of shares of common stock issuable upon the conversion of the Series E Preferred Stock in excess of 19.99% of the outstanding common stock (the “Shareholder Approval”). Until the Company obtains the Shareholder Approval, the conversion of the Series E Preferred Stock is limited to 19.99% of the currently outstanding common stock. Additionally, until the Series E Preferred Stock is no longer outstanding, the Investors may participate in future offerings for up to 50% of the amount of such offerings.
Preferred Stock, Dividend Rate, Percentage		5.00%
Subsequent Event | Series E Preferred Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		3,000